General and Administrative Expenses (Tables)	3 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	Period ended September 30, 2017	Year ended September 30, 2018	Three months ended December 31, 2018
Audit fees	$49,500	$91,700	$20,000
Chief Executive and Chief Financial Officer compensation	6,600	12,000	3,000
Other professional fees	2,367	5,533	(46)
Total	$58,467	$109,233	$22,954